Reconciliation of Income Tax Expense on Pretax Income at Statutory Rate and Income Tax Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation Of Income Taxes [Line Items]
Differences between Cayman and foreign statutory tax rates	$ 24,255	$ 34,415	$ 18,765
Tax-exempt income		(4,648)	(906)
Permanent differences	(4,249)	(7,792)	(1,065)
Temporary differences	(1,445)	(1,533)	(330)
Alternative minimum tax	4	594	4
Income tax (10%) on undistributed earnings	2,709	5,677	2,460
Net changes in income tax credit	166	(495)	(897)
Net changes in valuation allowance of deferred income tax assets	(2,401)	1,724	1,621
Net operating loss carryforwards	1,492	(1,689)	(2,052)
Liabilities related to unrealized tax benefits	3,455	2,385	672
Adjustment of prior years' taxes and others	60	(948)	(23)
Income tax expense	24,046	27,690	18,249
Cayman Islands Tax Information Authority [Member]
Reconciliation Of Income Taxes [Line Items]
Tax expense at statutory rate	$ 0	$ 0	$ 0